UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Quarter Ended: September 30, 2010"
Check here if Amendment 	[  ]; Amendment number:
This Amendment (Check only one.): 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 11/15/10"

Report Type (Check only one.):

	[ X] 13F HOLDINGS REPORT.
	[  ] 13F NOTICE.
	[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 39

"Form 13F Information Table Value Total: $183,275"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALCATEL-LUCENT 	SPONSORED ADR	013904305	"1,352"				DEFINED	"1,2"	"400,000"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	"2,216"				DEFINED	"1,2"	"80,598"
CHINA MING YANG WIND 	SPONSORED ADR	16951C108	"1,050"				DEFINED	"1,2"	"75,000"
CHINACACHE INTERNAT- 	SPONSORED ADR	16950M107	417				DEFINED	"1,2"	"30,000"
CIA VALE DO RIO DOCE 	ADR	91912E105	"1,126"				DEFINED	"1,2"	"36,000"
COOPER TIRE & RUBBER 	COM	216831107	"8,911"				DEFINED	"1,2"	"453,923"
COPA HOLDINGS SA 	CL A	P31076105	"9,936"				DEFINED	"1,2"	"184,304"
CORNING INC 	COM	219350105	"1,828"				DEFINED	"1,2"	"100,000"
DANA HOLDING CORP 	COM	235825205	"4,706"				DEFINED	"1,2"	"381,987"
DELL INC 	COM	24702R101	"6,327"				DEFINED	"1,2"	"487,793"
ERICSSON 	ADR B SEK 10	294821608	"3,160"				DEFINED	"1,2"	"288,047"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	"9,878"				DEFINED	"1,2"	"194,724"
GOL LINHAS AEREAS IN 	SP ADR REP PFD	38045R107	"4,915"				DEFINED	"1,2"	"312,652"
GOODYEAR TIRE & RUBB 	COM	382550101	746				DEFINED	"1,2"	"69,372"
GRAVITY CO LTD 	SPONSORED ADR	38911N107	"1,300"				DEFINED	"1,2"	"866,515"
GRUPO AEROPORTUARIO  	SPON ADR SER B	40051E202	"7,716"				DEFINED	"1,2"	"162,507"
GRUPO TELEVISA SA 	SP ADR REP ORD	40049J206	473				DEFINED	"1,2"	"25,000"
INTEL CORP 	COM	458140100	"5,349"				DEFINED	"1,2"	"278,570"
JA SOLAR HOLDINGS CO 	SPON ADR	466090107	"1,564"				DEFINED	"1,2"	"167,659"
JOHNSON CONTROLS INC 	COM	478366107	"5,090"				DEFINED	"1,2"	"166,885"
KT CORP 	SPONSORED ADR	48268K101	"2,189"				DEFINED	"1,2"	"107,000"
LAS VEGAS SANDS CORP 	COM	517834107	"4,570"				DEFINED	"1,2"	"131,137"
MEMC ELECTRONIC MATE 	COM	552715104	"2,390"				DEFINED	"1,2"	"200,500"
MICRON TECHNOLOGY IN 	COM	595112103	"5,701"				DEFINED	"1,2"	"790,769"
MICROSOFT CORP 	COM	594918104	"3,877"				DEFINED	"1,2"	"158,308"
MITEL NETWORKS CORP 	COM	60671Q104	562				DEFINED	"1,2"	"91,462"
NETEASE.COM 	SPONSORED ADR	64110W102	"2,381"				DEFINED	"1,2"	"60,363"
NOKIA OYJ 	SPONSORED ADR	654902204	"1,505"				DEFINED	"1,2"	"150,000"
RADIOSHACK CORP 	COM	750438103	768				DEFINED	"1,2"	"36,000"
S&P 500 INDEX 	TR UNIT	78462F103	854				DEFINED	"1,2"	"7,487"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	311				DEFINED	"1,2"	"58,004"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"28,237"				DEFINED	"1,2"	"220,754"
SUNPOWER CORP-A 	COM CL A	867652109	"4,353"				DEFINED	"1,2"	"302,315"
SUNTECH POWER HLDG 	ADR	86800C104	"2,410"				DEFINED	"1,2"	"250,000"
TAM TRANSPORT AEREOS 	SP ADR REP PFD	87484D103	719				DEFINED	"1,2"	"31,156"
TIM PARTICIPACOES SA 	SPON ADR PFD	88706P106	"4,773"				DEFINED	"1,2"	"144,672"
TRINA SOLAR LTD 	SPON ADR	89628E104	"1,056"				DEFINED	"1,2"	"35,000"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"35,800"				DEFINED	"1,2"	"2,410,792"
YINGLI GREEN ENERGY 	ADR	98584B103	"2,761"				DEFINED	"1,2"	"199,500"


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